License costs and other intangible assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 203,144	$ 199,224
Accumulated Amortization	(90,090)	(71,689)
Total	113,054	127,535
License costs
Finite-Lived Intangible Assets [Line Items]
Gross Amount	186,626	182,859
Accumulated Amortization	(81,700)	(66,877)
Total	$ 104,926	$ 115,982
Subscriber relationships
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	7 years	7 years
Gross Amount	$ 12,937	$ 12,799
Accumulated Amortization	(5,399)	(2,309)
Total	7,538	10,490
Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Gross Amount	3,581	3,566
Accumulated Amortization	(2,991)	(2,503)
Total	$ 590	$ 1,063
Minimum | License costs
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	7 years	7 years
Minimum | Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	6 years	6 years
Maximum | License costs
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	20 years	20 years
Maximum | Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	14 years	14 years